Income Tax - Summary of Reconciliation of Tax Expense (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 3,252	$ 1,592	$ 38,102	$ 95,559	$ 215,324
Canadian statutory rate	23.80%	23.60%	23.80%	24.40%	26.50%
Expected income tax provision	$ 775	$ 376	$ 9,068	$ 23,316	$ 57,061
Exchange rate effects on tax basis	(1,672)	(1,485)	(2,269)	(4,007)	2,125
Earnings taxed in foreign jurisdictions	405	(604)	2,313	(14,505)	(1,129)
Revaluation of Canadian deferred tax assets due to change in statutory rate			(660)	597	5,040
Withholding tax on dividends received from foreign subsidiaries			2,763
Amounts not deductible (taxable) for tax purposes	164	147	811	2,426	723
Impact of accounting for associates and joint ventures	(68)	97	(160)	(530)	(575)
Change in recognized deferred tax assets	3,924	0	44,704
Other	93	58	(13)	5	(49)
Income tax expense from continuing operations	$ 3,621	$ (1,411)	$ 56,557	$ 7,302	$ 63,196